Advance to Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advance to Suppliers [Line Items]
Allowance for credit losses	$ 169,377	$ 88,379
Advance to suppliers [Member]
Advance to Suppliers [Line Items]
provision for credit losses